Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2011 Y
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	39
Tenant improvements, Useful Life	Shorter of the useful lives of the assets or the terms of the related leases
Buildings [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Average	39
Building improvements [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	20
Furniture, fixtures and equipment [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	15